PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	19,618	19,489	2,670
Less: accumulated depreciation	(13,449)	(16,013)	(2,194)
Property and equipment, net	6,169	3,476	476